UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  November 30, 2009

Item 1. Schedule of Investments.

Akros Absolute Return Fund
Schedule of Investments
November 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 19.25%
Banks - 2.03%
First Bancorp of Indiana, Inc.	1,259	10,443
HF Financial Corp.	8,711	79,532
		89,975
Beverage and Tobacco Product Manufacturing - 1.02%
Wendys Arbys Group, Inc.	11,000	45,100

Biotechnology - 6.85%
Bionovo, Inc. (b)	35,000	13,300
Intermune, Inc. (b)	3,000	32,220
Myriad Genetics, Inc. (b)	3,799	87,833
Omeros Corp. (b)	25,000	170,500
		303,853
Computer and Electronic Product Manufacturing - 1.13%
ZST Digital Networks, Inc. (b)	7,000	50,260

Credit Intermediation and Related Activities - 1.20%
First Financial Holdings, Inc.	2,000	26,780
Pacific Premier Bancorp (b)	7,800	26,364
		53,144
Diversified Financials - 2.44%
China Cord Blood Corp. (b)(c)	3,000	18,300
Jesup & Lamont, Inc. (b)	50	25
North Shore Acquisition Corp. (b)	1,500	11,700
Trian Acquisition I Corp. (b)	8,000	78,160
		108,185
Food and Beverage Stores - 0.30%
Pantry, Inc. (b)	900	13,302

Insurance - 0.90%
Infinity Property & Casualty Corp.	1,000	39,960

Insurance Carriers and Related Activities - 0.61%
American Safety Insurance Holdings, Ltd. (b)(c)	1,800	27,054

Miscellaneous Manufacturing - 0.66%
Neurometrix, Inc. (b)	11,000	29,150

Professional, Scientific, and Technical Services - 0.79%
Interleukin Genetics, Inc. (b)	12,000	10,200
Novatel Wireless, Inc. (b)	3,000	25,140
		35,340
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.32%
Knight Capital Group, Inc. (b)	4,000	58,560
TOTAL COMMON STOCKS (Cost $1,015,188)		853,883

PRIVATE PLACEMENTS - 5.21%
Advanced Equities Investment I, LLC (Force 10 Networks) (b)(d)(e)	42	28,677
Advanced Equities Triangle Acquisition I, LLC (Motricity Inc.) (b)(d)(e)	44,084	45,000
Alien Technology Common Stock (b)(d)(e)	61,941	186
Alien Technology Series A Preferred (b)(d)(e)	3,578,500	11,032
FibroGen, Inc. (b)(d)(e)	15,000	97,500
Force10 Networks Inc. Series B (b)(d)(e)	27	4,382
NetLogic Microsystems, Inc. (b)(d)(e)	695	23,461
NetLogic Microsystems, Inc. (b)(d)(e)	694	17,889
TableMAX Holdings, LLC (b)(d)(e)	13,911	2,921
TOTAL PRIVATE PLACEMENTS (Cost $374,085)		231,048

WARRANTS - 0.00%
Alien Technology Common Warrants (b)(d)(e)	5,079	0
Expiration: August 2013, Exercise Price: $1.00
TableMAX Pipe Warrants (b)(d)(e)
Expiration: July 2011, Exercise Price: $2.50	6,956	0
TOTAL WARRANTS (Cost $0)		0

EXCHANGE TRADED NOTES - 0.91%
iPath S&P 500 VIX Short-Term Futures (b)	1,000	40,280
TOTAL EXCHANGE TRADED NOTES (Cost $44,787)		40,280

	Principal
	Amount	Value
CORPORATE BONDS - 2.54%
Credit Intermediation and Related Activities - 1.13%
Citigroup, Inc.
4.125%, 02/22/2010	50,000	50,302
Food Services and Drinking Places - 1.41%
Wendys Intl, Inc.
6.250%, 11/15/2011	60,000	62,325
TOTAL CORPORATE BONDS (Cost $110,601)		112,627

SHORT TERM INVESTMENTS - 69.91%
Money Market Fund - 59.86%
AIM Government TaxAdvantage Portfolio
1.360%, 01/01/2050 (a)	2,655,131	2,655,131
Certificate of Deposit - 2.27%
Wells Fargo Bank NA, 8.000%	100,000	100,658
U.S. Treasury Obligations
United States Treasury Bills
0.000% Coupon, 0.247% Effective Yield, 07/29/2010	210,000	209,811
0.000% Coupon, 0.222% Effective Yield, 09/23/2010	100,000	99,850
0.000% Coupon, 0.296% Effective Yield, 10/21/2010	10,000	9,982
United States Treasury Note
3.875%, 09/15/2010	25,000	25,727
		345,370
TOTAL SHORT TERM INVESTMENTS (Cost $3,100,295)		3,101,159

Total Investments (Cost $4,644,956) - 97.82%		4,338,997
Other Assets in Excess of Liabilities - 2.18%		96,503
TOTAL NET ASSETS - 100.00%		$4,435,500

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate as of November 30, 2009.
(b) Non Income Producing.
(c) Foreign security.
(d)	Security fair valued in accordance with procedures approved by the Board of Trustees
(e)	Restricted security - The Advisor has determined these securities to be illiquid. The total value of illiquid securities at November 30, 2009 was $231,048, comprising 5.21% of net assets, while the remainder of the Fund's net assets (94.79%) were liquid.

The cost basis of investments for federal income tax purposes at November 30, 2009 was as follows*:

Cost of investments		$ 4,644,956
Gross unrealized appreciation		43,154
Gross unrealized depreciation		(384,847)
Net unrealized depreciation		$ (341,693)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3		Total

Manufacturing	$ 428,363	-	-		$ 428,363
Finance & Insurance	417,158	-	-		417,158
Professional, Scientific, and Techincal Services	35,340				35,340
Retail Trade	13,302				13,302
Total Equity	894,163	-	-		894,163

Fixed Income
Corporated Bonds		112,627			112,627
Total Fixed Income	-	112,627	-	#	112,627

Private Placements			231,048		231,048
Warrants	-	-	-		-
Short-Term Investments	3,101,159	-	-		3,101,159
Total Investment in Securities	$3,995,322	$112,627	$231,048		$4,338,997

Other Financial Instruments*	$ (36,356)	-	-		$ (36,356)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2009 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133	Value
Options	$540
Futures Contracts	674,415
Total	$674,955

The Effect of Derivative Instruments on income for the period September 1, 2009 through November 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period September 1, 2009
as hedging instruments	through
under statement 133	November 30, 2009
Options	$1,439
Futures Contracts	(27,864)
Total	$(26,425)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period September 1,
as hedging instruments	2009 through
under statement 133	November 30, 2009
Options	$128
Futures Contracts	3,625
Total	$3,753

Akros Absolute Return Fund
Schedule of Securities Sold Short
November 30, 2009 (Unaudited)

	Shares	Value
Advanced Micro Devices, Inc.	4,000	28,040
Amazon.Com, Inc.	200	27,182
Baidu, Inc. - ADR	100	43,374
Blackrock, Inc.	100	22,708
Caterpillar Inc.	600	35,034
Cavium Networks, Inc.	1,000	20,170
Epoch Holding Corp.	3,000	28,800
iShares Russell 2000 Index (1)	600	34,860
Market Vectors Gold Miners (1)	2,500	127,775
PowerShares QQQ Trust (1)	4,000	174,240
priceline.com Incorporated	200	42,824
SPDR S&P 500	600	65,928
Total Securities Sold Short (Proceeds $615,074)		$650,935

(1) Exchange-Traded Fund
Akros Absolute Return Fund
Schedule of Options Written
November 30, 2009 (Unaudited)

	Contracts	Value
CALL OPTIONS WRITTEN
The Pantry, Inc.
Expiration: December 2009, Exercise Price: $15.00	9	540

Total Options Written (Premiums received $668)		$540

Akros Absolute Return Fund
Schedule of Open Futures Contracts
November 30, 2009 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
US Dollar Index	9	674,415	December-09	(623)
Total Futures Contracts Purchased		$674,415		$(623)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date     1/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
             Joseph Neuberger, President

Date   1/25/10

By  /s/ John Buckel
             John Buckel, Treasurer

Date   1/25/10